Other Long-Term Receivable (Tables)	6 Months Ended
Mar. 31, 2024
Other Long-Term Receivable [Abstract]
Schedule of Other Long-Term Receivable

Other long-term receivable as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31,	September 30,
	2024	2023
	(Unaudited)
Other long-term receivables	$267,823	$248,011
Total	$267,823	$248,011